Cambria Value and Momentum ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class C	2,190	$741,381
Fox Corp. - Class A	9,463	688,717
TEGNA, Inc.	34,442	659,909
Telephone and Data Systems, Inc.	17,804	803,494
Warner Bros Discovery, Inc. (a)	22,784	627,471
Webtoon Entertainment, Inc. (a)(b)	53,686	649,064
		4,170,036

Consumer Discretionary - 18.1%
BorgWarner, Inc.	15,088	715,322
Build-A-Bear Workshop, Inc.	12,688	757,220
Coursera, Inc. (a)	86,144	522,033
Dana, Inc.	30,019	867,549
Dillard's, Inc. - Class A	977	593,586
Ford Motor Co.	49,508	687,171
Garrett Motion, Inc.	39,796	717,920
General Motors Co.	8,280	695,520
G-III Apparel Group Ltd.	21,185	621,780
Kohl's Corp.	29,509	515,522
Laureate Education, Inc. (a)	20,690	709,667
La-Z-Boy, Inc.	17,054	620,936
Macy's, Inc.	28,269	565,945
Perdoceo Education Corp.	23,246	744,569
Phinia, Inc.	11,750	836,248
QuantumScape Corp. (a)	62,357	551,859
Rush Street Interactive, Inc. (a)	35,584	628,769
Serve Robotics, Inc. (a)(b)	61,037	636,616
Travel + Leisure Co.	9,534	662,994
Urban Outfitters, Inc. (a)	8,115	574,948
Visteon Corp.	6,595	599,222
		13,825,396

Consumer Staples - 0.9%
Cal-Maine Foods, Inc.	7,620	636,498

Energy - 8.9%
APA Corp.	26,772	707,049
HF Sinclair Corp.	13,708	712,679
Liberty Energy, Inc.	35,564	876,653
Murphy Oil Corp.	20,982	631,348
Par Pacific Holdings, Inc. (a)	16,769	632,862
Peabody Energy Corp.	23,760	837,778
Talos Energy, Inc. (a)	60,276	718,490
Uranium Energy Corp. (a)	54,006	931,063
World Kinect Corp.	27,852	749,497
		6,797,419

Financials - 21.5%
Assurant, Inc.	2,915	694,149
Bread Financial Holdings, Inc.	9,059	657,140
Brookfield Asset Management Ltd.	12,644	628,533
Capital One Financial Corp.	2,823	618,039
Citigroup, Inc.	5,976	691,483
Citizens Financial Group, Inc.	11,580	729,308
Corebridge Financial, Inc.	20,964	646,320
Enova International, Inc. (a)	4,179	690,245
Enterprise Financial Services Corp.	11,971	686,537
Federal Home Loan Mortgage Corp. (a)	66,228	478,332
First Horizon Corp.	28,491	697,745
Green Dot Corp. - Class A (a)	51,076	622,106
Hartford Insurance Group, Inc.	4,912	663,415
Heritage Insurance Holdings, Inc. (a)	22,904	597,107
Jackson Financial, Inc. - Class A	6,346	754,666
LendingClub Corp. (a)	35,343	597,650
Lincoln National Corp.	14,968	622,819
Loews Corp.	6,455	681,454
Mercury General Corp.	7,287	638,268
MGIC Investment Corp.	23,171	623,763
Old Republic International Corp.	14,841	581,322
Pathward Financial, Inc.	9,181	828,953
Reinsurance Group of America, Inc.	3,330	675,158
Synchrony Financial	8,114	589,320
UMB Financial Corp.	5,692	723,681
		16,417,513

Health Care - 8.5%
Cardinal Health, Inc.	3,394	729,303
Catalyst Pharmaceuticals, Inc. (a)	27,779	675,030
Exelixis, Inc. (a)	16,388	677,808
Keros Therapeutics, Inc. (a)	32,048	573,980
McKesson Corp.	821	682,423
Nutex Health, Inc. (a)(b)	3,881	577,454
Pediatrix Medical Group, Inc. (a)	30,004	641,485
Protagonist Therapeutics, Inc. (a)	7,122	582,580
PTC Therapeutics, Inc. (a)	8,848	668,289
Tactile Systems Technology, Inc. (a)	23,932	690,677
		6,499,029

Industrials - 14.9%
DNOW, Inc. (a)	47,897	727,555
DXP Enterprises, Inc. (a)	6,183	804,099
EnerSys	4,570	823,468
Healthcare Services Group, Inc. (a)	34,708	653,205
IES Holdings, Inc. (a)	1,483	563,970
Interface, Inc.	23,737	747,003
Mueller Industries, Inc.	5,896	802,682
Nextpower, Inc. - Class A (a)	7,786	911,663
OPENLANE, Inc. (a)	23,369	702,005
Oshkosh Corp.	5,205	748,583
Planet Labs PBC (a)	37,723	941,943
Primoris Services Corp.	5,171	766,601
REV Group, Inc.	11,382	727,310
Tutor Perini Corp.	9,879	779,354
United Airlines Holdings, Inc. (a)	6,321	646,765
		11,346,206

Information Technology - 5.5%
GPGI, Inc. (a)	34,461	812,246
InterDigital, Inc.	1,917	625,786
NETGEAR, Inc. (a)	28,842	603,086
Plexus Corp. (a)	4,221	841,372
Sanmina Corp. (a)	4,284	606,957
TD SYNNEX Corp.	4,527	718,299
		4,207,746

Materials - 5.3%
Alcoa Corp.	14,843	843,231
Century Aluminum Co. (a)	21,392	969,699
DuPont de Nemours, Inc.	16,628	730,302
Newmont Corp.	6,786	762,407
Perimeter Solutions, Inc. (a)	23,945	626,162
Resolute Forest Products (a)(c)	66,033	93,767
		4,025,568

Utilities - 1.7%
Hallador Energy Co. (a)	31,338	579,440
UGI Corp.	17,647	707,821
		1,287,261
TOTAL COMMON STOCKS (Cost $54,834,756)		69,212,672

SHORT-TERM INVESTMENTS – 7.5%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 2.5%
First American Government Obligations Fund - Class X, 3.61% (d)	1,902,575	1,902,575

Money Market Funds – 5.0%
First American Treasury Obligations Fund - Class X, 3.60% (d)	3,814,169	3,814,169
TOTAL SHORT-TERM INVESTMENTS (Cost $5,716,744)		5,716,744

TOTAL INVESTMENTS - 98.3% (Cost $60,551,500)		74,929,416
Other Assets in Excess of Liabilities - 1.7%		1,325,211
TOTAL NET ASSETS - 100.0%		$76,254,627

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PBC – Public Benefit Corporation

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $1,768,799.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Cambria Investment Management, L.P. (the “Adviser”), acting as Valuation Designee. These securities represented $93,767 or 0.1% of net assets as of January 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Cambria Value and Momentum ETF
Schedule of Futures Contracts
January 31, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	(97)	03/20/2026	$(33,783,888)	$(889,681)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(889,681)

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Value and Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3 (a)	Total
Assets:
Investments:
Common Stocks	$69,118,905	$–	$93,767	$69,212,672
Money Market Funds	3,814,169	–	–	3,814,169
Investments Purchased with Proceeds from Securities Lending	1,902,575	–	–	1,902,575
Total Investments	$74,835,649	$–	$93,767	$74,929,416

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(889,681)	$–	$–	$(889,681)
Total Other Financial Instruments	$(889,681)	$–	$–	$(889,681)

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b) The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.